SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT DEPRECIATION RATES
%

Furniture and office equipment	7-15
Machines	10-15
Computers	33
Vehicle	15

SCHEDULE OF FAIR VALUE ASSETS ON RECURRING BASIS

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (see Note 5):

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Investment in Plantify	641,561	-	-	641,561
Convertible loan	-	-	1,013,900	1,013,900
Total assets	641,561	-	1,013,900	1,655,461

SCHEDULE OF CHANGES IN FAIR VALUE OF ASSETS

The following table presents the changes in fair value of the Level 1 assets for the period April 5, 2023 through December 31, 2023:

Changes in Fair value
US$
Assets:
Initial recognition of the investment in Plantify as at April 5, 2023 (*)	929,864
Additional investment in shares of Plantify	417,890
Changes in fair value	(706,193)
Outstanding at December 31, 2023	641,561

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 2– SIGNIFICANT ACCOUNTING POLICIES (continue)

Fair value (continue)

The following table presents the changes in fair value of the Level 3 assets for the period April 5, 2023 through December 31, 2023:

Changes in Fair value
US$
Assets:
Initial recognition of the convertible loan issued as at April 5, 2023 (*)	1,021,300
Changes in fair value	(7,400)
Outstanding at December 31, 2023	1,013,900

(*)	Relative fair value calculated at inception.